Schedule of other payables and accrued liabilities (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses	[1]	$ 1,377,313	$ 1,351,245
Accrued payroll		689,139	613,590
Total other payables and accrued liabilities		$ 2,066,452	$ 1,964,835

[1]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.